Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Earnings per share

Earnings Per Share Computations

(Amounts in millions, except per share amounts)	2016	2015	2014
Numerator:
Net income attributable to 3M	$5,050	$4,833	$4,956

Denominator:
Denominator for weighted average 3M common shares outstanding – basic	604.7	625.6	649.2

Dilution associated with the Company’s stock-based compensation plans	14.0	11.6	12.8

Denominator for weighted average 3M common shares outstanding – diluted	618.7	637.2	662.0

Earnings per share attributable to 3M common shareholders – basic	$8.35	$7.72	$7.63
Earnings per share attributable to 3M common shareholders – diluted	$8.16	$7.58	$7.49

Revision In Application Of Accounting Standards Codification For Contingencies In Respect to Respirator Mark And Asbestos Liability Member
Impact on previously reported values after correction

	December 31, 2015			December 31, 2014
(Millions)	Previously Reported	Adjustment	As Revised	Previously Reported	Adjustment	As Revised
Other assets	$1,053	$165	$1,218	$1,769	$165	$1,934
Total assets	32,718	165	32,883	31,209	165	31,374
Other liabilities	1,580	444	2,024	1,555	444	1,999
Total liabilities	20,971	444	21,415	18,067	444	18,511
Retained earnings	36,575	(279)	36,296	34,317	(279)	34,038
Total 3M Company shareholders' equity	11,708	(279)	11,429	13,109	(279)	12,830
Total equity	11,747	(279)	11,468	13,142	(279)	12,863